Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (96.8%)
Aerospace & Defense (0.6%)
$250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$244,049
800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 05/02/22 @ 103.75)	(B-, B3)	03/15/27	7.500	827,412

					1,071,461

Auto Parts & Equipment (1.9%)
2,710	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,815,283
240	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/18/22 @ 102.81)(1),(2)	(CCC-, Caa2)	11/15/26	5.625	127,492
250	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	263,221

					3,205,996

Automakers (0.5%)
200	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	175,830
675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	683,444

					859,274

Brokerage (0.6%)
901	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	939,734

Building & Construction (2.6%)
1,140	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/18/22 @ 103.75)(1)	(B+, B2)	02/15/25	7.500	1,141,089
400	APi Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.38)(1)	(B, B1)	10/15/29	4.750	372,256
1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,025,640
1,600	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B2)	10/01/29	4.375	1,498,512
400	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	377,692

					4,415,189

Building Materials (4.7%)
200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	198,250
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	747,008
1,739	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,568,474
1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	1,627,527
1,647	MIWD Finance Corp., Rule144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,534,880
940	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	761,090
650	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	543,686
800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	736,996
200	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, Ba3)	01/15/29	5.250	198,366

					7,916,277

Cable & Satellite TV (2.9%)
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	685,986
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	49,653
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	826,472

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (continued)
$600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	$537,855
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,560,000
600	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	568,020
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	668,093

					4,896,079

Chemicals (3.9%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	205,660
500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/18/22 @ 101.38)(1)	(BB, B1)	04/15/26	5.500	507,623
800	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	718,456
800	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(4)	(CCC+, Caa2)	05/15/29	5.250	764,871
800	LSF11 A5 Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(B-, Caa1)	10/15/29	6.625	745,260
350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	310,422
1,425	PMHC II, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	1,255,724
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8),(9)	(NR, NR)	05/01/18	0.000	3,730
1,200	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,024,422
400	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	369,856
800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	748,964

					6,654,988

Consumer/Commercial/Lease Financing (1.1%)
1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	1,907,051

Diversified Capital Goods (2.0%)
1,150	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	1,071,271
1,698	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	1,582,256
400	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	369,504
400	Madison IAQ LLC, Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.94)(1)	(CCC+, Caa1)	06/30/29	5.875	355,554

					3,378,585

Electronics (0.8%)
431	II-VI, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	422,994
235	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	224,122
800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	755,688

					1,402,804

Energy - Exploration & Production (2.0%)
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	582,827
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	556,218
235	Laredo Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1),(2)	(B, B3)	07/31/29	7.750	237,677

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (continued)
$595	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	$620,829
600	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	602,250
880	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 05/02/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	876,946

					3,476,747

Environmental (0.1%)
200	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	186,231

Food - Wholesale (0.9%)
140	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.06)(1)	(BB+, Ba3)	01/31/30	4.125	130,970
400	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/27 @ 102.19)(1)	(BB+, Ba3)	01/31/32	4.375	374,328
250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, B3)	02/15/29	4.750	238,766
800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, B3)	06/01/30	4.625	743,476

					1,487,540

Gaming (2.1%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB-, B3)	06/15/31	4.750	313,766
800	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(NR, NR)	04/01/30	5.750	809,000
231	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	224,504
1,200	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	1,134,576
675	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	679,246
320	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/15/23 @ 104.25)(1)	(B, B3)	11/15/27	8.500	354,480

					3,515,572

Gas Distribution (4.8%)
800	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	750,080
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/02/22 @ 100.94)	(B, B2)	06/15/24	5.625	746,336
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/02/22 @ 103.25)	(B, B2)	10/01/25	6.500	419,851
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/02/22 @ 103.13)	(B, B2)	05/15/26	6.250	654,332
1,200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,205,346
980	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	907,245
950	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	939,265
1,180	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,145,367
610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	579,094
200	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	187,770
500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	527,410

					8,062,096

Health Facilities (0.6%)
300	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Baa3)	09/01/28	5.625	324,395

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities (continued)
$200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	$187,867
500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	525,800

					1,038,062

Health Services (4.2%)
1,060	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	983,913
400	MEDNAX, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1)	(B+, Ba3)	02/15/30	5.375	387,354
1,600	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	1,557,848
120	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	123,782
1,518	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	1,542,895
1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,853,672
235	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	229,887
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	366,498

					7,045,849

Insurance Brokerage (4.6%)
1,801	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/02/22 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	1,775,840
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,066,210
181	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	179,509
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	790,015
625	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	598,072
2,712	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,586,624
800	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	757,000

					7,753,270

Investments & Misc. Financial Services (2.8%)
1,385	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,383,442
1,500	Asteroid Private Merger Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,457,610
1,200	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,135,560
600	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	542,562
136	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	132,526
200	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1)	(B, B1)	06/15/29	4.000	170,622

					4,822,322

Machinery (3.9%)
1,025	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	973,776
1,200	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,129,440
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(CCC, Caa1)	10/15/29	6.625	1,219,008
1,300	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	1,373,053

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery (continued)
$1,638	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	$1,589,253
400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	410,510

					6,695,040

Managed Care (0.4%)
705	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	668,869

Media - Diversified (0.1%)
200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	201,230

Media Content (0.4%)
980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	205,800
615	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Caa3)	08/15/26	5.375	239,075
200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	190,271

					635,146

Medical Products (1.6%)
675	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	637,453
800	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	740,020
1,400	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1)	(B-, Caa1)	10/01/29	5.250	1,310,288

					2,687,761

Metals & Mining - Excluding Steel (3.3%)
250	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	219,145
1,200	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,172,172
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/11/22 @ 100.00)(1)	(B+, Wr)	04/01/23	7.250	200,258
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/11/22 @ 103.44)(1)	(B+, NR)	03/01/26	6.875	1,543,388
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB, B1)	03/01/28	4.625	377,376
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	359,288
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	107,000
1,129	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,065,776
550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	567,119

					5,611,522

Packaging (4.7%)
460	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(4)	(B+, B3)	09/01/29	3.000	457,624
133	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 05/02/22 @ 102.38)	(BB-, Ba3)	02/01/26	4.750	134,354
2,250	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/02/22 @ 100.00)(1)	(CCC+, Caa2)	01/15/25	6.875	2,259,525
400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	395,000
1,930	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	1,990,284
525	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	487,567

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (continued)
$2,380	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	$2,176,248

					7,900,602

Personal & Household Products (1.3%)
800	Diamond BC B.V., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.31)(1),(2)	(B, Caa1)	10/01/29	4.625	719,528
1,350	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 05/09/22 @ 100.00)(1),(5),(6),(7),(9)	(NR, NR)	03/15/25	0.000	15,188
1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,419,120

					2,153,836

Pharmaceuticals (3.7%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 104.63)(1)	(B, B3)	04/01/26	9.250	513,438
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 104.50)(1)	(B, B3)	12/15/25	9.000	259,275
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	428,840
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	551,002
400	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(BB, Ba2)	06/01/28	4.875	383,542
708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	636,442
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/03/22 @ 100.00)(1),(2)	(B-, B3)	10/15/24	5.875	613,411
400	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B-, B3)	04/01/29	6.125	365,482
940	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	886,049
540	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba2)	08/01/27	5.500	554,488
1,100	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	1,068,589

					6,260,558

Real Estate Development & Management (1.3%)
718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	751,961
1,535	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(CCC+, Wr)	05/01/25	7.875	1,397,326

					2,149,287

Real Estate Investment Trusts (2.0%)
1,071	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	990,584
1,400	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,422,806
200	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	201,972
750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	795,469

					3,410,831

Recreation & Travel (5.4%)
800	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	769,036
407	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 05/02/22 @ 102.69)	(CCC+, B3)	04/15/27	5.375	405,097
1,227	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	1,212,895
500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(2)	(CCC, Caa2)	11/15/27	6.625	472,195
589	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	604,700

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel (continued)
$1,775	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B-, Caa1)	08/15/29	5.250	$1,696,545
400	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	415,504
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 101.22)(1)	(B-, B3)	07/31/24	4.875	1,151,380
350	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	365,864
2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,063,225

					9,156,441

Restaurants (0.7%)
1,225	Yum Brands, Inc., Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,228,393

Software - Services (4.4%)
235	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	232,062
610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	615,902
2,100	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,955,667
1,575	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,361,706
257	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	258,731
225	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba2)	12/01/31	4.125	211,128
587	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	599,509
2,305	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	2,148,271

					7,382,976

Specialty Retail (3.6%)
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	38,508
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	464,020
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	187,338
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	186,184
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/03/22 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	974,106
400	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	378,288
200	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	182,917
400	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	359,588
1,850	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/02/22 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,669,958
200	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	179,001
1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,021,430
450	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB-, Ba2)	08/15/29	4.000	400,185

					6,041,523

Support - Services (7.0%)
318	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	302,525

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (continued)
$782	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	$731,991
1,300	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,145,515
475	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	438,639
400	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1)	(CCC+, Caa1)	07/01/29	4.875	377,162
1,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	1,511,848
1,835	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	1,843,404
2,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	1,854,440
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB, B1)	06/15/25	7.125	519,920
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, B1)	06/15/28	7.250	531,650
1,550	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,470,632
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	580,803
500	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	488,830

					11,797,359

Tech Hardware & Equipment (3.4%)
1,200	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,156,746
759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/11/22 @ 102.00)(1)	(CCC+, B3)	06/15/25	6.000	725,740
340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/11/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	296,548
650	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 104.13)(1)	(CCC+, B3)	03/01/27	8.250	633,851
685	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, Ba3)	09/01/29	4.750	632,851
1,200	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,157,160
1,320	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,206,216

					5,809,112

Telecom - Wireline Integrated & Services (2.5%)
1,656	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	1,474,362
200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	179,520
200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	179,728
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 101.97)(1),(5)	(NR, Wr)	12/31/24	0.000	271,727
1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,227,168
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	191,340
400	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	366,364
400	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	358,790

					4,248,999

Theaters & Entertainment (2.5%)
1,538	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(10)	(CCC-, Caa3)	06/15/26	10.000	1,386,472

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (continued)
$1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	$1,030,881
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/02/22 @ 102.81)(1)	(B-, B3)	03/15/26	5.625	713,958
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	318,305
800	Technicolor S.A., Rule 144A (1),(4),(6),(7)	(NR, NR)	05/31/29	4.500	867,867

					4,317,483

Transport Infrastructure/Services (0.5%)
899	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/11/22 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	896,051

Trucking & Delivery (0.4%)
800	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, Caa1)	02/01/30	6.375	757,068

TOTAL CORPORATE BONDS (Cost $174,066,060)					164,045,214

BANK LOANS (32.1%)
Aerospace & Defense (1.2%)
1,050	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(6),(11)	(NR, NR)	01/31/28	10.000	1,044,750
300	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(11)	(B, B1)	02/15/29	4.500 – 4.777	298,125
728	Peraton Corp., LIBOR 1M + 7.750%(11)	(NR, NR)	02/01/29	8.500	725,376

					2,068,251

Auto Parts & Equipment (1.0%)
724	Dayco Products LLC, LIBOR 3M + 4.250%(11)	(CCC+, B3)	05/19/23	4.758	711,833
233	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(10),(11)	(NR, Caa3)	03/02/26	11.000	230,321
327	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(10),(11)	(NR, Caa1)	08/28/25	7.010	324,317
361	U.S. Farathane LLC, LIBOR 3M + 4.250%(11)	(CCC+, B2)	12/23/24	5.256	338,167

					1,604,638

Banking (0.5%)
891	Citco Funding LLC, LIBOR 3M + 2.500%(11)	(NR, Ba3)	09/28/23	3.506	882,980

Chemicals (6.9%)
1,463	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(11)	(BB-, Ba3)	08/27/26	5.500	1,460,452
3,577	Atotech B.V., LIBOR 1M + 2.500%(11)	(B+, B1)	03/18/28	3.000	3,541,657
741	Ferro Corp. (Term Loan B1), LIBOR 3M + 2.250%(11)	(BB-, Ba3)	02/14/24	3.256	739,702
195	Ferro Corp. (Term Loan B2), LIBOR 3M + 2.250%(11)	(BB-, Ba3)	02/14/24	3.256	194,355
190	Ferro Corp. (Term Loan B3), LIBOR 3M + 2.250%(11)	(BB-, Ba3)	02/14/24	3.256	190,220
1,899	PMHC II, Inc., LIBOR 1M + 3.500%(11)	(B-, B3)	03/31/25	4.500	1,888,639
1,452	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(6),(11)	(B-, B3)	10/15/25	4.854 – 4.988	1,411,609
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8),(11)	(CCC-, Caa3)	10/27/25	9.250	1,696,188
544	Zep, Inc., LIBOR 12M + 4.000%(11)	(CCC+, B2)	08/12/24	5.000	522,427

					11,645,249

Diversified Capital Goods (0.8%)
1,034	Electrical Components International, Inc., PRIME + 7.500%(6),(11)	(B-, B2)	06/26/25	11.000	1,013,267
267	GrafTech Finance, Inc., LIBOR 1M + 3.000%(11)	(BB, Ba3)	02/12/25	3.500	264,638

					1,277,905

Electronics (2.2%)
750	CPI International, Inc., LIBOR 3M + 7.250%(6),(8),(11)	(CCC, Caa2)	07/26/25	8.250	712,056
1,550	EXC Holdings III Corp., LIBOR 3M + 7.500%(11)	(CCC+, Caa1)	12/01/25	8.500	1,545,481
1,537	Idemia Group, LIBOR 3M + 4.500%(11)	(B-, B3)	01/09/26	5.506	1,519,141

					3,776,678

Food & Drug Retailers (0.5%)
800	WOOF Holdings, Inc., LIBOR 3M + 7.250%(11)	(CCC, Caa2)	12/21/28	8.178	793,000

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Food - Wholesale (0.3%)
$518	United Natural Foods, Inc., LIBOR 1M + 3.250%(11)	(BB-, B1)	10/22/25	3.707	$514,960

Gas Distribution (0.7%)
1,141	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(11)	(B, B3)	09/27/24	5.250	1,138,220

Health Services (1.3%)
548	Carestream Health, Inc., LIBOR 3M + 6.750%(11)	(B-, B1)	05/08/23	7.756	543,009
1,620	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(11)	(B-, B3)	12/15/27	6.313	1,616,849

					2,159,858

Investments & Misc. Financial Services (1.5%)
1,500	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(6),(11)	(CCC, Caa2)	08/02/29	7.000	1,490,625
865	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(6),(11)	(CCC, Caa2)	04/07/28	7.500	867,548
570	Ditech Holding Corp.(5),(9)	(NR, NR)	06/30/22	0.000	113,618

					2,471,791

Life Insurance (0.5%)
980	Vida Capital, Inc., LIBOR 1M + 6.000%(11)	(B-, B2)	10/01/26	6.457	902,764

Machinery (1.0%)
489	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 4.000%(6),(11)	(B, B1)	09/30/26	5.006	484,870
798	LTI Holdings, Inc., LIBOR 3M + 6.750%(8),(11)	(CCC+, Caa2)	09/06/26	7.207	784,693
439	LTI Holdings, Inc., LIBOR 1M + 3.500%(11)	(B-, B2)	09/06/25	3.957	429,498

					1,699,061

Media - Diversified (0.1%)
118	Diamond Sports Group, LLC, SOFR 3M + 8.000%(11)	(B, B2)	05/26/26	9.000	120,049

Medical Products (0.7%)
615	Femur Buyer, Inc., LIBOR 3M + 5.500%(6),(11)	(NR, NR)	03/05/24	6.506	531,038
691	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(6),(11)	(CCC+, B3)	07/02/25	7.250	682,500

					1,213,538

Packaging (0.2%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(8),(11)	(CC, C)	10/31/25	8.750	310,500

Personal & Household Products (1.5%)
800	ABG Intermediate Holdings 2 LLC, SOFR 3M + 6.000%(6),(11)	(CCC+, Caa1)	12/20/29	6.801	795,000
1,111	Serta Simmons Bedding, LLC (2020 Super Priority First Out Term Loan), LIBOR 1M + 7.500%(11)	(B, B2)	08/10/23	8.500	1,116,711
749	Serta Simmons Bedding, LLC (2020 Super Priority Second Out Term Loan), LIBOR 1M + 7.500%(11)	(B-, Caa2)	08/10/23	8.500	709,087

					2,620,798

Pharmaceuticals (1.6%)
776	Akorn, Inc., LIBOR 3M + 7.500%(11)	(CCC+, Caa2)	10/01/25	8.500	778,792
818	Bausch Health Companies, Inc.(12)	(BB, Ba2)	06/02/25	0.000	812,679
1,145	Bausch Health Companies, Inc.(12)	(BB, Ba2)	11/27/25	0.000	1,136,413

					2,727,884

Recreation & Travel (1.7%)
763	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(11)	(CCC-, Caa3)	09/04/26	8.258	730,064
978	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(11)	(B-, B3)	09/05/25	4.258	928,364
530	Hornblower Sub LLC, LIBOR 3M + 4.500%(11)	(CCC-, Caa2)	04/27/25	5.500	476,489
773	Hornblower Sub LLC, LIBOR 3M + 8.125%(11)	(NR, NR)	11/10/25	9.125	800,258

					2,935,175

Restaurants (0.1%)
15	Golden Nugget, Inc., LIBOR 1M + 12.000%(6),(11)	(NR, NR)	10/04/23	13.000	16,157
200	Tacala LLC, LIBOR 1M + 7.500%(11)	(CCC, Caa2)	02/04/28	8.250	197,750

					213,907

Software - Services (3.7%)
1,206	Aston FinCo Sarl, LIBOR 1M + 4.250%(11)	(B-, B2)	10/09/26	4.707	1,197,331
600	CommerceHub, Inc.(12)	(CCC, Caa2)	12/29/28	0.000	557,250
1,250	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	8.750	1,279,688

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$467	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(11)	(B-, B2)	06/13/24	4.500	$461,481
2,361	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(11)	(CCC, Caa2)	06/13/25	8.250	2,328,566
477	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(11)	(B, B2)	07/07/24	5.750	475,132

					6,299,448

Support - Services (1.9%)
2,260	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(11)	(B+, B1)	03/01/24	3.500	2,251,001
400	LaserShip, Inc.(6),(12)	(CCC, Caa2)	05/07/29	0.000	399,000
163	Nuvei Technologies Corp., LIBOR 1M + 2.500%(6),(11)	(B+, Ba3)	09/28/25	3.000	162,412
400	TruGreen Limited Partnership, LIBOR 3M + 8.500%(6),(11)	(CCC+, Caa1)	11/02/28	9.506	403,000

					3,215,413

Telecom - Wireline Integrated & Services (0.5%)
875	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(8),(11)	(CCC, Caa2)	07/23/26	7.960	844,375

Theaters & Entertainment (1.7%)
515	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(10),(11)	(B, Caa1)	06/30/24	12.446	535,067
748	TopGolf International, Inc.(12)	(B, B3)	02/09/26	0.000	760,931
1,568	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(B, B3)	05/18/25	3.210	1,544,386

					2,840,384

TOTAL BANK LOANS (Cost $55,227,753)					54,276,826

ASSET BACKED SECURITIES (6.2%)
Collateralized Debt Obligations (6.2%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(11)	(NR, Ba3)	07/20/34	7.654	638,089
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, SOFR 3M + 7.170% (1),(11)	(NR, Ba3)	04/20/35	7.411	974,956
500	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	428,528
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710% (1),(11)	(BB-, NR)	10/15/36	6.951	717,652
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(11)	(BB-, NR)	01/17/33	6.591	966,958
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720% (1),(11)	(BB-, NR)	04/20/34	6.974	952,640
1,000	KKR CLO Ltd., Rule 144A, LIBOR 3M + 6.150% (1),(11)	(NR, B1)	07/15/31	6.391	952,538
1,000	KKR CLO Ltd., Rule 144A, LIBOR 3M + 7.110% (1),(11)	(BB-, NR)	10/20/34	7.364	969,752
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(11)	(NR, Ba1)	01/22/35	5.843	950,421
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(11)	(BB-, NR)	10/20/32	7.484	982,410
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	991,421
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(11)	(BB-, NR)	01/20/34	7.964	964,178

TOTAL ASSET BACKED SECURITIES (Cost $10,767,898)					10,489,543

Number of Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
18,270	Jason Group, Inc.(9)				191,837

Chemicals (0.4%)
2,794	Project Investor Holdings LLC(6),(7),(8),(9)				28
46,574	Proppants Holdings LLC(6),(7),(8),(9)				466
10,028	UTEX Industries, Inc.(6),(9)				621,736

					622,230

Pharmaceuticals (0.2%)
45,583	Akorn Holding Company LLC(6),(9)				364,664

Support - Services (0.0%)
800	LTR Holdings LLC(6),(7),(8),(9)				4,706
433	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(9)				—
39	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(9)				—

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Number of Shares		Value

COMMON STOCKS (continued)
Support - Services (continued)
96	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(9)	$500

		5,206

TOTAL COMMON STOCKS (Cost $1,639,154)		1,183,937

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(9) (Cost $6,054)	—

SHORT-TERM INVESTMENTS (7.1%)
7,072,028	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.25%	7,072,028
4,993,173	State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(13)	4,993,173

TOTAL SHORT-TERM INVESTMENTS (Cost $12,065,201)		12,065,201

TOTAL INVESTMENTS AT VALUE (142.9%) (Cost $253,772,120)		242,060,721
LIABILITIES IN EXCESS OF OTHER ASSETS (-42.9%)		(72,611,043)

NET ASSETS (100.0%)		$169,449,678

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl — société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $162,138,472 or 95.7% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Security is valued using significant unobservable inputs.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(8)	Illiquid security.
(9)	Non-income producing security.
(10)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(11)	Variable rate obligation — The interest rate shown is the rate in effect as of March 31, 2022. The rate may be subject to a cap and floor.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of March 31, 2022.

(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2022.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2022 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation
USD	$2,269,327	EUR	$1,987,909	10/12/22	Deutsche Bank AG	$(2,269,327)	$(2,233,278)	$36,049
USD	720,667	GBP	530,171	10/12/22	Deutsche Bank AG	(720,667)	(698,196)	22,471

								$58,520

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Depreciation
EUR	95,591	USD	108,044	10/12/22	Deutsche Bank AG	$108,044	$107,391	$(653)
EUR	19,172	USD	22,069	10/12/22	Morgan Stanley	22,069	21,538	(531)
GBP	12,952	USD	17,783	10/12/22	Deutsche Bank AG	17,783	17,057	(726)
USD	463,874	EUR	416,000	10/12/22	Barclays Bank PLC	(463,874)	(467,347)	(3,473)

								$(5,383)

								$53,137

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$163,158,429	$886,785		$164,045,214
Bank Loans	—	43,108,119	11,168,707		54,276,826
Asset Backed Securities	—	10,489,543	—		10,489,543
Common Stocks	—	191,837	992,100		1,183,937
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	7,072,028	4,993,173	—		12,065,201

	$7,072,028	$221,941,101	$13,047,592		$242,060,721

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$58,520	$—		$58,520

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,383	$—		$5,383

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes a zero valued security.

The following is a reconciliation of investments as of March 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2021	$18,917	$8,217,766	$5,700	$0	(1)	$8,242,383
Accrued discounts (premiums)	—	12,384	—	—		12,384
Purchases	866,892	453,002	—	—		1,319,894
Sales	—	(2,087,294)	—	—		(2,087,294)
Realized gain (loss)	—	16,154	(44,986)	—		(28,832)
Change in unrealized appreciation (depreciation)	976	(96,956)	44,986	—		(50,994)
Transfers into Level 3	—	4,653,651	986,400	—		5,640,051
Transfers out of Level 3	—	—	—	—		—

Balance as of March 31, 2022	$886,785	$11,168,707	$992,100	$0	(1)	$13,047,592

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$976	$(82,960)	$—	—		$(81,984)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 03/31/2022	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$11,168,707	Vendor pricing	Single Broker Quote	$0.58 - $1.07 ($0.97)
Common Stocks	$494	Income Approach	Expected Remaining Distribution	$0.00 - $0.01 ($0.01)
	5,206	Recent Transactions	Trade Price	$5.22 - $5.88 ($5.82)
	986,400	Vendor pricing	Single Broker Quote	$8.00 - $62.00 ($42.04)
Corporate Bonds	$3,730	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	867,867	Recent Transactions	Trade Price	$1.08 (N/A)
	15,188	Vendor pricing	Single Broker Quote	$0.01 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the period ended March 31, 2022, $5,640,051 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.